Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation The Company prepares its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).	Basis of Presentation The Company prepares its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. The results of subsidiaries acquired or disposed of during the respective periods are included in the consolidated financial statements from the effective date of acquisition or up to the effective date of disposal, as appropriate. The consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the related notes for the year ended December 31, 2023, contained in the Company’s Annual Report on Form 10-k as filed with the Securities and Exchange Commission (“SEC”).

Basis of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. The results of subsidiaries acquired or disposed of during the respective periods are included in the consolidated financial statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

Related Party Transactions

Related Party Transactions

A Related Party transaction is any transaction, arrangement or relationship, or any series of similar transactions, arrangements or relationships, in which (i) the Company or any of its subsidiaries is or will be a participant, and (ii) any Related Party has or will have a direct or indirect interest. A Related Party is any person who is or was (since the beginning of the last fiscal year even if such person does not presently serve in that role) an executive officer or director of the Company, any shareholder owning more than 5% of any class of the Company’s voting securities, or an immediate family member of any such person. Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Refer to Footnote 25 for more details.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the periods presented. Significant items subject to such estimates include, but are not limited to, the assumptions utilized in the valuation of the assets acquired and liabilities assumed, determination of a business combination or asset acquisition, impairment of long-lived assets, measurement of level 3 fair value assets, and recovery of capitalized cost. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustment when facts and circumstance dictate. These estimates are based on information available as of the date of financial statements; therefore, actual results could differ from these estimates.

Segments	egments

The Company has two operating segments, U.S. Operations and European Operations, and the decision-making group is the CEO and CFO of the Company (as a group). The CODM regularly review the Reporting Packs that contain financial and operational results aggregated by geography as well as consolidated income statement, balance sheet, and equity of the overall company.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers cash and highly liquid investments with original maturities of three months or less to be cash and cash equivalents. The Company maintains cash and cash equivalents with major financial institutions, the largest concentration in JP Morgan in the U.S, Ireland, and Italy, Unicredit in Romania, and with ING in Poland and the Netherlands. The Company may at times exceed federally insured limits or statutorily insured limits in a foreign jurisdiction. The Company periodically assesses the financial condition and due to the size and stability of the institutions believes the risk of loss to be remote.

Restricted Cash

Restricted Cash

Restricted cash relates to balances that are in the bank accounts for specific defined purposes and cannot be used for any other undefined purposes. Restricted cash is primarily restricted stemming from requirements under the Green Bond terms. The balance has a debt service reserve account, per the requirements from the Bond Trustee, that issues quarterly coupons to the Bond holders.

Accounts Receivable

Accounts Receivable

Accounts receivable are uncollateralized customer obligations due under normal trade terms requiring payment within that period. Accounts receivables are presented net of allowance for doubtful accounts. The Company establishes an allowance for doubtful customer accounts, through a review of historical losses, customer balances, and industry economic conditions. Under the expected loss model, a loss (or allowance) is recognized upon initial recognition of the asset that reflects all future events that may lead to a loss being realized, regardless of whether it is probable that the future event will occur. The Company extends credit based on an evaluation of customers’ financial condition and determines any additional collateral requirements. Exposure to losses on receivables is principally dependent on each customer’s financial condition. The Company considers invoices past due when they are outstanding longer than the stated term. Under the expected loss model, a loss (or allowance) is recognized upon initial recognition of the asset that reflects all future events that may lead to a loss being realized, regardless of whether it is probable that the future event will occur. Management considers the carrying value of accounts receivable to be fully collectible. If amounts become uncollectible, they are charged to operations in the period in which that determination is made.

The allowance for credit losses was $7 thousand an $0 as of December 31, 2023 and 2022 respectively.

Concentration of Credit Risk

Concentration of Credit Risk

At times, the Company maintains cash balances in financial institutions which may exceed federally insured limits. The Company maintains cash balances in all countries in which it operates and in Ireland where the Company is headquartered. Government coverage for the Company’s cash balances are as follows:

●	European Union - $105,841 (€100,000) per account is covered for operations in Romania, Poland, Italy, the Netherlands, and the Company’s headquarters in Ireland.
●	United States - $250,000

The Company has four cash accounts across the European countries and a net of $18.8 million above government insurance amounts. The Company has six cash accounts across the United States and a net of $2.5 million above the government insurance amounts. The Company has not experienced any losses relating to such accounts and believes it is not exposed to significant credit risk on its cash and cash equivalents or restricted cash.

Additionally, one customer represented 35% of continuing operational revenues during the year ended December 31, 2023 and three customers represented 61% of the Company’s continuing operational accounts receivable for the year ended December 31, 2023. These concentrations represent a risk to revenues and cash flows should these customers face financial difficulties.

Economic Concentrations

Economic Concentrations

The Company and its subsidiaries own and operate solar generating facilities installed on buildings and land located across Europe and the US. Future operations could be affected by changes in the economy, other conditions in those geographic areas or by changes in the demand for renewable energy.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation, amortization and impairment. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use. Depreciation is computed on a straight-line basis over the estimated useful lives. The useful lives per asset class are as follows:

●	Solar Energy Facilities carry a useful life of the lesser of 35 years from the original placed in-service date or the lease term of the land on which they are built.
●	Leasehold improvements are amortized over the shorter of the lease term or their estimated useful file.
●	Furniture and fixtures carry a useful life of 3 years.
●	Software and computer equipment carry a useful life of 3 and 5 years respectively.

Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. Expenditures for maintenance and repairs, which do not materially extend the useful lives of assets, are charged to expense as incurred. Upon retirement, sale or other disposition of equipment, the cost and accumulated depreciation are removed from the respective accounts and a gain or loss, if any, is recognized in income/(loss) from operations in the Consolidated Statements of Operations and Comprehensive Loss during the year of disposal. When the Company abandons the anticipated construction of a new solar energy facility during the development phase, costs previously capitalized to development in progress are written off at the parent company.

Capitalized Development Cost

Capitalized Development Cost

Capitalized development cost relates to various projects that are under development for the period. As management determines to proceed with the development of a new solar park, or purchase an existing construction project of a solar park, cost toward the final value of that project are recorded in Capitalized Development Cost on the Consolidated Balance Sheet. Cost can include, but are not limited to, financial, technical and legal due diligence costs.

As the Company closes either the purchase or development of new solar parks and begins construction in process and then are added to the final asset displayed in Property, and Equipment. If the Company does not close on the prospective project, these costs are written off to Development Cost on the Consolidated Statement Operations and Comprehensive Loss.

Impairment of Solar Energy Facilities

Impairment of Solar Energy Facilities

The Company reviews its investments in property and equipment for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is evaluated at the asset group level, which is determined based upon the lowest level of separately identifiable cash flows. When evaluating for impairment, if the estimated undiscounted cash flows from the use of the asset group are less than the asset group’s carrying amount, then the asset group is deemed to be impaired and is written down to its fair value. Fair value is determined by net realizable value of the assets using ASC 820. The amount of the impairment loss is equal to the excess of the asset group’s carrying value over its estimated fair value.

During the year ended December 31, 2023, the Company recorded an impairment loss of $11.8 million in the Consolidated Statement of Operations and Comprehensive Loss related to the Polish assets held for sale to reduce the carrying amount of the assets in the disposal group to their fair value less costs to sell. This was recognized in discontinued operations on the Consolidated Statement of Operations and Comprehensive Loss.

Deferred Financing Costs and Debt Discount Amortization

Deferred Financing Costs and Debt Discount Amortization

The Company incurs expenses related to debt arrangements. These deferred financing costs and debt discount costs are capitalized and amortized over the term of the related debt or revolving credit facilities and netted against the related debt.

Asset Retirement Obligations

Asset Retirement Obligations

In connection with the acquisition or development of solar energy facilities, the Company may have the legal requirement to remove long-lived assets constructed on leased property and to restore the leased property to its condition prior to the construction of the long-lived assets. This legal requirement is referred to as an asset retirement obligation (ARO). If the Company determines that an ARO is required for a specific solar energy facility, the Company records the present value of the estimated future liability when the solar energy facility is placed in service as an ARO liability. The discount rate used to estimate the present value of the expected future cash flows for the year ended December 31, 2023 and 2022 was 7.3% and 7.1% respectively. The Company accretes the ARO liability to its future value over the solar energy facility’s useful life and records the related interest expense to amortization expense on the consolidated statement of operations. Solar facilities that require AROs are recorded as part of the carrying value of property and depreciated over the solar energy facility’s useful life.

Leases

Leases

In February 2016, the FASB established Topic 842, Leases, by issuing Accounting Standards Update (ASU) No. 2016-02, which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU No. 2018-01, Land Easement Practical Expedient for Transition to Topic 842; ASU No. 2018-10, Codification Improvements to Topic 842, Leases; and ASU No. 2018-11, Targeted Improvements. The new standard establishes a right-of-use model (ROU) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. The Company adopted the new standard on January 1, 2022 and used the effective date as our date of initial application. Consequently, financial information will not be updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2022. The new standard provides a number of optional practical expedients in transition. We elected the ‘package of practical expedients’, which permits us not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. Upon adoption the company recognized $8.8 million of Right of Use Assets and $8.7 million of associated liabilities.

Lease assets and liabilities are recognized based on the present value of the future lease payments over the lease term at the lease commencement date and are presented on the consolidated statements of financial condition. The Company estimates its incremental borrowing rate based on information available at the commencement date in determining the present value of future payments. For additional information, see Footnote 16 - Leases.

Operating lease expense attributable to site leases is reported within cost of revenues in the Company’s Statement of Operations and Comprehensive Loss; whereas lease expense attributable to all other operating leases is reported within selling, general, and administrative expense in the Company’s Statement of Operations and Comprehensive Loss.

Revenue Recognition

Revenue Recognition

The Company follows the guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle underlying revenue recognition under ASC 606 is that revenue should be recognized as goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled. ASC 606 defines a five-step process to achieve this core principle. ASC 606 also mandates additional disclosure about the nature, amount, timing and uncertainty of revenues and cash flows arising from customer contracts, including significant judgments, and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract.

The Company derives revenues through its subsidiaries from the sale of electricity and the sale of solar renewable energy credits (RECs) in Romania and guarantees of origin certificates (GoOs) in Poland. The Company receives Green Certificates based on the amount of energy produced in Romania. Energy generation revenue and solar renewable energy credits revenue are recognized as electricity generated by the Company’s solar energy facilities is delivered to the grid, at which time all performance obligations have been delivered. Revenues are based on actual output and contractual sale prices set forth its customer contracts.

The Company’s current portfolio of renewable energy facilities is generally contracted under long-term Country Renewable Programs (FIT programs) in Italy or Energy Offtake Agreements (PPAs/VPPAs) with creditworthy counterparties in Poland, Romania and the United States. Pricing of the electricity sold under these FITs and PPAs is generally fixed for the duration of the contract, although some of its PPAs have price escalators based on an index (such as the consumer price index) or other rates specified in the applicable PPA.

One solar park in the Netherlands receives pre-payments calculated at the beginning of the year and based on the previous years’ production (MWhs produced) multiplied by a calculated average price per MWh for the year and divided by twelve. The Company books revenue monthly by multiplying actual production per the Company’s meters by the average price provided by the Offtaker at the beginning of the year to estimate revenue for the month. There is a true-up performed in June of the following year using actual power produced for the previous year multiplied by the average EPEX price (average actual market price per KWh for the year) less the prepayment for the year. If the true-up calculation is positive, The Offtaker settles with a payment to the Company. If the true-up is negative, the Company settles with a payment to Offtaker.

Disaggregated Revenues

Disaggregated Revenues

The following table shows the Company’s revenues disaggregated by country and contract type:

	Year Ended December 31,
Revenue by Country	2023	2022
	(in thousands)
Italy	$3,360	$3,354
Romania	16,608	13,710
United States	116	25
Total for continuing operations	$20,084	$17,089

Discontinued Operations:
Netherlands	$2,840	$1,596
Poland	7,593	10,709
Total for discontinued operations	$10,433	$12,305
Total for the period	$30,517	$29,394
	Year Ended December 31,
Revenue by Offtake Type	2023	2022
	(in thousands)
Country Renewable Programs	$2,972	$2,885
Green Certificates	10,548	9,409
Energy Offtake Agreements	6,560	4,795
Other Revenue	4	-
Total for continuing operations	$20,084	$17,089

Discontinued Operations:
Country Renewable Programs	$5,499	$6,994
Guarantees of Origin	129	44
Energy Offtake Agreements	4,805	5,267
Total for discontinued operations	$10,433	$12,305
Total for the period	$30,517	$29,394

One customer represented 35% of continuing operational revenues during the year ended December 31, 2023 compared to two customers that represented 29% for the year ended December 31, 2022. The revenues from these customers accounted for $11.4 million and $9.7 million of revenue for the year ended December 31, 2023 and 2022 respectively.

Two customers represented 34% of the discontinued operational revenues during the year ended December 31, 2023 compared to two customers that represented 42% for the year ended December 31, 2022. The revenues from these customers accounted for $11.2 million and $14.2 million of revenue for the year ended December 31, 2023 and 2022 respectively.

Three customers represented 61% of the Company’s continuing operational accounts receivable for the year ended December 31, 2023. One customer represented 23% of the Company’s discontinued operational accounts receivable for the year ended December 31, 2023. The company did not have any customers who represented more than 10% of accounts receivable for the year ended December 31, 2022.

Unbilled Energy Incentives Earned

Unbilled Energy Incentives Earned

The Company derives revenues from the sale of green certificates for the Romania projects. The green certificates revenues are recognized in the month they are generated by the solar project and registered with the local authority. The Company considers them unbilled at the end of the period if they have not been invoiced to a third-party customer.

Cost of Revenue

Cost of Revenue

Cost of revenue primarily consists of operations and maintenance expense, insurance premiums, property taxes and other miscellaneous costs associated with the operations of solar energy facilities. Costs are charged to expense as incurred.

Taxes Recoverable and Payable

Taxes Recoverable and Payable

The Company records taxes recoverable when there has been an overpayment of taxes due to timing of the Value Added Tax (VAT) between vendors and customers. The VAT tax can also be offset against a Country’s income taxes where the VAT was registered.

Development Cost

Development Cost

Development costs are incurred when the Company abandons the development or acquisition of renewable energy projects. The Company depends heavily on government policies that support our business and enhance the economic feasibility of developing and operating solar energy projects in regions in which we operate or plan to develop and operate renewable energy facilities. The Company can decide to abandon a project if it becomes uneconomic due to various factors, for example, a change in market conditions leading to higher costs of construction, lower energy rates, or other factors that change the expected returns on the project. In addition, political factors or otherwise where governments from time to time may review their laws and policies that support renewable energy and consider actions that would make the laws and policies less conducive to the development and operation of renewable energy facilities. Any reductions or modifications to, or the elimination of, governmental incentives or policies that support renewable energy or the imposition of additional taxes or other assessments on renewable energy, could result in, among other items, the lack of a satisfactory market for the development and/or financing of new renewable energy projects, our abandoning the development of renewable energy projects, a loss of our investments in the projects and reduced project returns, any of which could have a material adverse effect on our business, financial condition, results of operations and prospects. At the time The Company decides to abandon a project, Development Cost are recognized on the Consolidated Statements of Operations and Other Comprehensive Income/(Loss)

Risks and Uncertainties

Risks and Uncertainties

The Company’s operations are subject to significant risks and uncertainties including financial, operational, technological, and regulatory risks and the potential risk of business failure. See Note 2 regarding going concern matters.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company measures its financial instruments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

U.S. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy are described below:

Level 1 – Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2 – Pricing inputs other than quoted prices in active markets included in Level 1 that are either directly or indirectly observable as of the reporting date. Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

Level 3 – Pricing inputs that are unobservable. Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques, and at least one significant model assumption or input is unobservable.

The Company holds various financial instruments that are not required to be measured at fair value. For cash and cash equivalents, restricted cash, accounts receivable, various debt instruments, prepayments and other current assets, accounts payable, accrued liabilities and other current liabilities, the carrying value approximated their fair values due to the short-term maturity of these instruments. The Company’s forward purchase agreement asset is considered a Level 3 financial instrument at fair value and is described below (see Note 5).

Business Combinations and Acquisition of Assets

Business Combinations and Acquisition of Assets

The Company applies the definition of a business in ASC 805, Business Combinations, to determine whether it is acquiring a business or a group of assets. When the Company acquires a business, the purchase price is allocated to; (i) the acquired tangible assets and liabilities assumed, primarily consisting of solar energy facilities and land, (ii) the identified intangible assets and liabilities, primarily consisting of favorable and unfavorable rate Power Purchase Agreements (PPAs) and Renewable Energy Credit (REC) agreements, (iii) asset retirement obligations, (iv) non-controlling interest, and (v) other working capital items based in each case on their estimated fair values. The excess of the purchase price, if any, over the estimated fair value of net assets acquired is recorded as goodwill. The fair value measurements of the assets acquired, and liabilities assumed were derived utilizing an income approach and based, in part, on significant inputs not observable in the market. These inputs include, but are not limited to, estimates of future power generation, commodity prices, operating costs, and appropriate discount rates. These inputs required significant judgments and estimates at the time of the valuation. In addition, acquisition costs related to business combinations are expensed as incurred.

When an acquired group of assets does not constitute a business, the transaction is accounted for as an asset acquisition. The cost of assets acquired, and liabilities assumed in asset acquisitions is allocated based upon relative fair value. The fair value measurements of the solar facilities acquired, and asset retirement obligations assumed were derived utilizing an income approach and based, in part, on significant inputs not observable in the market. These inputs include, but are not limited to, estimates of future power generation, commodity prices, operating costs, and appropriate discount rates. These inputs require significant judgments and estimates at the time of the valuation. Transaction costs, including legal and financing fees directly related to the acquisition, incurred are capitalized as a component of the assets acquired.

The allocation of the purchase price directly affects the following items in the Company’s consolidated financial statements:

●	The amount of purchase price allocated to the various tangible and intangible assets and liabilities on the Company Balance Sheet,
●	The amounts allocated to all other tangible assets and intangibles are amortized to depreciation or amortization expense, with the exception of favorable and unfavorable rate land leases and unfavorable rate Operation and Maintenance (O&M) contracts which are amortized to cost of revenue; and

The period of time over which tangible and intangible assets and liabilities are depreciated or amortized varies, and thus, changes in the amounts allocated to these assets and liabilities will have a direct impact on the Company’s results of operations.

Income Taxes

Income Taxes

Deferred taxes are determined using the asset and liability method; whereby, deferred tax assets are recognized for deductible temporary differences, operating loss and tax credit carry forwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Company evaluated the provisions of ASC 740 related to the accounting for uncertainty in income taxes recognized in the financial statements. ASC 740 prescribes a comprehensive model for how a company should recognize, present, and disclose uncertain positions that the company has taken or expects to take in its return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Differences between the positions taken or expected to be taken in a tax return and the benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits”. A liability is recognized for an unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing-authority for a tax position that was not recognized as a result of applying the provisions of ASC 740.

As a result of the Tax Cuts and Jobs Act (TCJA) of 2017, the Company analyzed if a liability needed to be recorded for the deemed repatriation of undistributed earnings. It was determined that there is no outstanding liability associated with this based on overall negative undistributed earnings (accumulated deficit) in the consolidated foreign group. An additional provision of the TCJA is the implementation of the Global Intangible-Low Taxed Income Tax, or “GILTI.” The Company has elected to account for the impact of GILTI in the period in which the tax actually applies to the Company.

Penalties and interest assessed by income tax authorities would be included in income tax expense. For the period ended December 31, 2023, the Company did not incur any penalties or interest.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718. Stock-based compensation expense for equity instruments issued to employees and non-employees is measured based on the grant-date fair value of the awards. The fair value of each stock unit is determined based on the valuation of the Company’s stock on the date of grant. The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton stock option pricing valuation model. The Company uses the simplified method for calculating the expected term of their options. The Company recognizes compensation costs using the straight-line method for equity compensation awards over the requisite service period of the awards, which is generally the awards’ vesting period. The Company accounts for forfeitures of awards in the period they occur.

Use of the Black-Scholes-Merton option-pricing model requires the input of highly subjective assumptions, including (1) the expected terms of the option, (2) the expected volatility of the price of the Company’s common stock, and (3) the expected dividend yield of our common stock. The assumptions used in the option-pricing model represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgments. If factors change and different assumptions are used, the Company’s stock-based compensation expense could be materially different in the future. Additional inputs to the Black-Scholes-Merton option-pricing model include the risk-free interest rate and the fair value of the Company’s common stock. The Company determines the risk-free interest rate by using the U.S. Treasury Rates of the same period as the expected term of the stock-option.

Net Loss Per Share

Net Loss Per Share

Net loss per share is computed pursuant to ASC 260, Earnings per Share. Basic net loss per share attributable to common shareholders is computed by dividing net loss attributable to common shareholders by the weighted average number of common stock outstanding for the period. Diluted net loss per share attributable to common shareholders is computed by dividing net loss attributable to common shareholders by the weighted average number of common stock outstanding for the period plus the number of common stock that would have been outstanding if all potentially dilutive common stock had been issued, using the treasury stock method or if-converted method, as applicable. Potentially dilutive shares related to stock options, warrants, and convertible notes were excluded from the calculation of diluted net loss per share due to their anti-dilutive effect due to losses in each period. The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share because their inclusion would be anti-dilutive:

	Year Ended December 31,
	2023	2022
	(in thousands)
Warrants	12,345	11,945
Total	12,345	11,945

Foreign Currency Transactions and Other Comprehensive Loss

Foreign Currency Transactions and Other Comprehensive Loss

Foreign currency transactions are those transactions whose terms are denominated in a currency other than the currency of the primary economic environment in which the Company operates, which is referred to as the functional currency. The functional currency of the Company’s foreign subsidiaries is typically the applicable local currency which is Romanian Lei (RON), Polish Zloty (PLN) or European Union Euros (EUR). Transactions denominated in foreign currencies are remeasured to the functional currency using the exchange rate prevailing at the balance sheet date for balance sheet accounts and using an average exchange rate during the period, which approximates the daily exchange rate, for income statement accounts. Foreign currency gains or losses resulting from such remeasurement are included in the Consolidated Statement of Operations in the period in which they arise.

Transaction gains and losses are recognized in the Company’s Results of Operations based on the difference between the foreign exchange rates on the transaction date and on the reporting date. The Company had an immaterial net foreign exchange loss for the year ended December 31, 2023 and 2022.

The translation from functional foreign currency to United States Dollars (U.S. Dollar) is performed for balance sheet accounts using current exchange rates in effect at the balance sheet date and using an average exchange rate during the period, which approximates the daily exchange rate, for income statement accounts. The effects of translating financial statements from functional currency to reporting currency are recorded in other comprehensive income. For the years ended December 31, 2023 and 2022, the increase/(decrease) in comprehensive loss related to foreign currency translation gains was $0.7 million and ($1.0) million, respectively.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2016, the FASB issued Accounting Standards Update (ASU) No. 2016-13, Financial Instruments-Credit losses (Topic 326), subsequently amended by ASU 2020-2. This new guidance will change how entities account for credit impairment for trade and other receivables, as well as for certain financial assets and other instruments held at amortized cost. The update will replace the current incurred loss model with an expected loss model. Under the incurred loss model, a loss (or allowance) is recognized only when an event has occurred (such as a payment delinquency) that causes the entity to believe that a loss is probable (that is has been “incurred”). Under the expected loss model, a loss (or allowance) is recognized upon initial recognition of the asset that reflects all future events that may lead to a loss being realized, regardless of whether it is probable that the future event will occur. The incurred loss model considers past events and conditions, while the expected loss model includes expectations for the future which have yet to occur. ASU 2018-19 was issued in November 2018 and excludes operating leases from the new guidance. The standard will require entities to record a cumulative-effect adjustment to the balance sheet as of the beginning of the first reporting period in which the guidance is effective. For public business entities that meet the definition of a U.S. Securities and Exchange (SEC) filer, the update is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As an Emerging Growth Company, the standard is effective for the Company’s annual reporting period and interim periods beginning first quarter of 2023. The Company has adopted this standard as of January 1, 2023 and the adoption did not have a material impact on the consolidated financial statements.

In August 2020, the FASB issued Accounting Standards Update 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40). The ASU simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. The FASB reduced the number of accounting models for convertible debt and convertible preferred stock instruments and made certain disclosure amendments to improve the information provided to users. In addition, the FASB amended the derivative guidance for the “own stock” scope exception and certain aspects of EPS guidance. For public business entities that meet the definition of a SEC filer, excluding entities eligible to be a smaller reporting company as defined by the SEC, the guidance is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the guidance is effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company has adopted this standard as of January 1, 2023 and the adoption did not have a material impact on the condensed consolidated financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures to enhance the transparency of income tax disclosures relating to the rate reconciliation, disclosure of income taxes paid, and certain other disclosures. The ASU should be applied prospectively and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact on the related disclosures; however, it does not expect this update to have an impact on its financial condition or results of operations.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures to improve the disclosures about reportable segments and include more detailed information about a reportable segment’s expenses. This ASU also requires that a public entity with a single reportable segment, provide all of the disclosures required as part of the amendments and all existing disclosures required by Topic 280. The ASU should be applied retrospectively to all prior periods presented in the financial statements and is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact on the financial statements and related disclosures.

Recent Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures to enhance the transparency of income tax disclosures relating to the rate reconciliation, disclosure of income taxes paid, and certain other disclosures. The ASU should be applied prospectively and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact on the related disclosures; however, it does not expect this update to have an impact on its financial condition or results of operations.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures to improve the disclosures about reportable segments and include more detailed information about a reportable segment’s expenses. This ASU also requires that a public entity with a single reportable segment, provide all of the disclosures required as part of the amendments and all existing disclosures required by Topic 280. The ASU should be applied retrospectively to all prior periods presented in the financial statements and is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact on the financial statements and related disclosures.